Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net income / (loss)	$ (16,201)	$ 58,397	$ (9,771)
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications	0	106	47
Less:
Reclassification adjustments of interest rate swap gain/(loss)	0	(711)	852
Other comprehensive income / (loss)		(605)	899
Total comprehensive income / (loss)	$ (16,201)	$ 57,792	$ (8,872)